Investments in Equity-Accounted Investees - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 ASMC [Member]	Dec. 31, 2011 Trident Microsystems, Inc., [Member]	Dec. 31, 2010 Trident Microsystems, Inc., [Member]
Investments in Equity Accounted Investees [Line Items]
Loss related to extra provisions for litigations	$ 46
Proceeds and gain related to partial recovery of equity investment	12
Quoted market price		$ 18	$ 0	$ 82